CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 20,931,077	$ 4,960,243	$ 26,313,599
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	9,610,783	9,299,865	7,594,227
Derivative financial instrument results	80,715	(678,596)	39,397
Disposal of property, plant and equipment	64,600	52,664	207,255
Share of profit / (loss) from associates	(21,226)	(32,166)	65,466
Increase in provisions	527,206	490,772	548,203
Interest expense accrual, net	4,308,347	4,854,109	3,921,150
Interest income on other financial assets other than cash and cash equivalents	1,827,314	11,751,091	(206,497)
Income tax	12,737,021	6,648,108	8,269,466
Impairment of PPE	0	4,700,407	0
Notes repurchase result	414,204	(602,794)	0
Allowance for doubtful accounts	(66,591)	143,496	5,004
Foreign exchange loss, net	6,634,152	17,441,449	18,263,652
Loss on net monetary position	(11,211,463)	(10,595,165)	(13,576,242)
Changes in assets and liabilities:
Trade receivables	(5,585,043)	(458,514)	(7,673,021)
Other receivables	(4,223,084)	(835,577)	(3,777,868)
Inventories	(598,102)	(398,278)	108,159
Trade payables	2,700,914	217,016	289,483
Contract assets	95,947	86,458	(42,326)
Payroll and social security taxes	276,374	754,009	544,176
Taxes payables	331,035	9,509	(271,598)
Other payables	16,297	21,607	425,340
Provisions	(5,006)	(12,186)	(15,597)
Interest paid	(3,749,894)	(4,146,549)	(4,191,802)
Derivative financial instruments payment	(37,677)	998,681	45,062
Income tax paid	(4,291,863)	(1,761,205)	(10,030,506)
Contract liabilities	(465,403)	130,903	885,224
Cash flows provided by operating activities	30,300,634	43,039,357	27,739,406
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(9,648,588)	(11,727,561)	(32,739,117)
Dividends received	181,984	0	0
Financial assets not considered cash equivalents	(20,817,097)	(33,687,587)	(1,462,901)
Cash flows used in investing activities	(30,283,701)	(45,415,148)	(34,202,018)
CASH FLOWS USED IN FINANCING ACTIVITIES
Payment of loans	0	(2,043,917)	0
Payment of leases	0	0	(38,532)
Cost of acquisition of treasury shares	0	(4,106,604)	(5,323,616)
Dividends paid	0	(24)	(20,057,994)
Proceeds from loans	0	0	2,161,392
Cost of repurchase of notes	(959,594)	(1,509,131)	0
Cash flows used in financing activities	(959,594)	(7,659,676)	(23,258,750)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(942,661)	(10,035,467)	(29,721,362)
Cash and cash equivalents at the beginning of the year	7,023,927	20,066,788	52,616,720
Foreign exchange gain on Cash and cash equivalents	323,179	1,148,100	7,646,471
Monetary results effect on Cash and cash equivalents	(1,975,643)	(4,155,494)	(10,475,041)
Cash and cash equivalents at the end of the year	$ 4,428,802	$ 7,023,927	$ 20,066,788